Accounts Payable and Accrued Liabilities	12 Months Ended
Sep. 30, 2023
Accounts Payable and Accrued Liabilities [Abstract]
Accounts payable and accrued liabilities
12.	Accounts payable and accrued liabilities

		As restated (note 2)
	As at September 30,
	2023	2022
	$	$
Trade payables and accrued liabilities	6,466,196	3,626,462
Salaries and fringe benefits	5,757,652	6,584,878
Interest payable on credit facility	221,247	353,014
Deferred revenue (note 6)	1,104,229	311,516
Others	21,581	112,492
	13,570,905	10,988,362